Summary of Significant Accounting Policies - Changes in Company's Accrued Product Warranty Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accrued product warranty costs:
Balance at January 1	$ 99	$ 94
Acquisitions during this period	2	7
Accruals for product warranties issued during the period	71	78
Changes to accruals for product warranties existing before January 1	3	(3)
Foreign currency translation adjustments		1
Settlements made during the period	(76)	(78)
Balance at December 31	$ 99	$ 99